Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Statement of Compliance	Statement of Compliance The accompanying consolidated financial statements have been prepared in accordance with IFRSs.
Basis of Preparation
Basis of Preparation
The accompanying consolidated financial statements have been prepared on the historical cost basis except for financial instruments that are measured at fair values, as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for the assets.

Basis of Consolidation
Basis of Consolidation
The basis for the consolidated financial statements
The consolidated financial statements incorporate the financial statements of TSMC and entities controlled by TSMC (its subsidiaries).
Income and expenses of subsidiaries acquired or disposed of are included in the consolidated statements of profit or loss and other comprehensive income from the effective date of acquisition and up to the effective date of disposal, as appropriate. Total comprehensive income of subsidiaries is attributed to the shareholders of the parent and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.
All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.
Changes in the Company’s ownership interests in subsidiaries that do not result in the Company losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Company’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to shareholders of the parent.
When the Company loses control of a subsidiary, a gain or loss is recognized in profit or loss and is calculated as the difference between:

a.	the aggregate of the fair value of consideration received and the fair value of any retained interest at the date when control is lost; and

b.	the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interest.
The Company shall account for all amounts recognized in other comprehensive income in relation to the subsidiary on the same basis as would be required if the Company had directly disposed of the related assets and liabilities.
The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the cost on initial recognition of an investment in an associate.
The subsidiaries in the consolidated financial statements
The detail information of the subsidiaries at the end of reporting period was as follows:

				Percentage of Ownership
Name of Investor	Name of Investee	Main Businesses and Products	Establishment and Operating Location	December 31, 2021	December 31, 2022	Note
TSMC	TSMC North America	Sales and marketing of integrated circuits and other semiconductor devices	San Jose, California, U.S.A.	100%	100%	—
	TSMC Europe B.V. (TSMC Europe)	Customer service and supporting activities	Amsterdam, the Netherlands	100%	100%	a)
	TSMC Japan Limited (TSMC Japan)	Customer service and supporting activities	Yokohama, Japan	100%	100%	a)
	TSMC Design Technology Japan, Inc. (TSMC JDC)	Engineering support activities	Yokohama, Japan	100%	100%	a)
	TSMC Japan 3DIC R&D Center, Inc. (TSMC 3DIC)	Engineering support activities	Yokohama, Japan	100%	100%	a)
	TSMC Korea Limited (TSMC Korea)	Customer service and supporting activities	Seoul, Korea	100%	100%	a)
	TSMC Partners, Ltd. (TSMC Partners)	Investing in companies involved in the semiconductor design and manufacturing, and other investment activities	Tortola, British Virgin Islands	100%	100%	a)
	TSMC Global, Ltd. (TSMC Global)	Investment activities	Tortola, British Virgin Islands	100%	100%	—
	TSMC China Company Limited (TSMC China)	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Shanghai, China	100%	100%	—
	TSMC Nanjing Company Limited (TSMC Nanjing)	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Nanjing, China	100%	100%	—
	VisEra Technologies Company Ltd. (VisEra Tech)	Research, design, development, manufacturing, sales, packaging and test of color filter	Hsin-Chu, Taiwan	73%	68%	b)
	TSMC Arizona Corporation (TSMC Arizona)	Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Phoenix, Arizona, U.S.A.	100%	100%	c)
	Japan Advanced Semiconductor Manufacturing, Inc. (JASM)	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Kumamoto, Japan	100%	71%	a), d)
	VentureTech Alliance Fund II, L.P. (VTAF II)	Investing in technology start-up companies	Cayman Islands	98%	98%	a)
	VentureTech Alliance Fund III, L.P. (VTAF III)	Investing in technology start-up companies	Cayman Islands	98%	98%	a)
	Emerging Fund L.P. (Emerging Fund)	Investing in technology start-up companies	Cayman Islands	99.9%	99.9%	a)

				Percentage of Ownership
Name of Investor	Name of Investee	Main Businesses and Products	Establishment and Operating Location	December 31, 2021	December 31, 2022	Note
TSMC Partners	TSMC Development, Inc. (TSMC Development)	Investing in companies involved in semiconductor manufacturing	Delaware, U.S.A.	100%	100%	—
	TSMC Technology, Inc. (TSMC Technology)	Engineering support activities	Delaware, U.S.A.	100%	100%	a)
	TSMC Design Technology Canada Inc. (TSMC Canada)	Engineering support activities	Ontario, Canada	100%	100%	a)
TSMC Development	WaferTech, LLC (WaferTech)	Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Washington, U.S.A.	100%	100%	—
VTAF III	Growth Fund Limited (Growth Fund)	Investing in technology start-up companies	Cayman Islands	100%	100%	a)

Note a:	This is an immaterial subsidiary for which the consolidated financial statements are not audited by the Company’s independent auditors.

Note b:
VisEra has increased its capital in June 2022. After the increase in capital, TSMC’s shareholding in VisEra decreased from 73% to 68%. This transaction was accounted for as an equity transaction since the transaction did not change TSMC’s control over VisEra.

Note c:
Under the terms of the development agreement entered into between TSMC Arizona and the City of Phoenix, the City of Phoenix commits approximately US$205 million toward various public infrastructure projects in the area of the proposed manufacturing facility, conditioned on TSMC Arizona’s achieving a minimum project scale with defined spending and job-creation thresholds.

Note d:
JASM is established in December 2021 and has increased its capital in January 2022. After the increase in capital, TSMC’s shareholding in JASM decreased from 100% to 81%. In addition, JASM increased its capital by issuing noncumulative preferred shares and common shares in April 2022, TSMC’s shareholding in JASM decreased from 81% to 71% and the proportion of voting right remain 81%. The aforementioned transactions were accounted for as an equity transaction since the transaction did not change TSMC’s control over JASM.

Foreign Currencies
Foreign Currencies
The financial statements of each individual consolidated entity were expressed in the currency which reflected its primary economic environment (functional currency). The functional currency of TSMC and presentation currency of the consolidated financial statements are both New Taiwan Dollars (NT$). In preparing the consolidated financial statements, the operating results and financial positions of each consolidated entity are translated into NT$.
In preparing the financial statements of each individual consolidated entity, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Such exchange differences are recognized in profit or loss in the year in which they arise. Non-monetary items measured at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined. Exchange differences arising on the retranslation of non-monetary items are included in profit or loss for the year except for exchange differences arising on the retranslation of non-monetary items in respect of which gains and losses are recognized directly in other comprehensive income, in which case, the exchange differences are also recognized directly in other comprehensive income. Non-monetary items that are measured in terms of historical cost in foreign currencies are not retranslated.
For the purposes of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations are translated into NT$ using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity (attributed to non-controlling interests as appropriate).

Classification of Current and Noncurrent Assets and Liabilities
Classification of Current and Noncurrent Assets and Liabilities
Current assets are assets held for trading purposes and assets expected to be converted to cash, sold or consumed within one year from the end of the reporting period. Current liabilities are obligations incurred for trading purposes and obligations expected to be settled within one year from the end of the reporting period. Assets and liabilities that are not classified as current are noncurrent assets and liabilities, respectively.

Cash Equivalents
Cash Equivalents
Cash equivalents, for the purpose of meeting short-term cash commitments, consist of highly liquid time deposits and investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Financial Instruments
Financial Instruments
Financial assets and liabilities shall be recognized when the Company becomes a party to the contractual provisions of the instruments.
Financial assets and liabilities are initially recognized at fair values. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial Assets
Financial Assets
The classification of financial assets depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. Regular way purchases or sales of financial assets are recognized and derecognized on a trade date or settlement date basis for which financial assets were classified in the same way, respectively. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

a.	Category of financial assets and measurement
Financial assets are classified into the following categories: financial assets at FVTPL, investments in debt instruments and equity instruments at FVTOCI, and financial assets at amortized cost.

1)	Financial asset at FVTPL
For certain financial assets which include debt instruments that do not meet the criteria of amortized cost or FVTOCI, it is mandatorily required to measure them at FVTPL. Any gain or loss arising from remeasurement is recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any interest earned on the financial asset.

2)	Investments in debt instruments at FVTOCI
Debt instruments with contractual terms specifying that cash flows are solely payments of principal and interest on the principal amount outstanding, together with objective of collecting contractual cash flows and selling the financial assets, are measured at FVTOCI.
Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment gains or losses on investments in debt instruments at FVTOCI are recognized in profit or loss. Other changes in the carrying amount of these debt instruments are recognized in other comprehensive income and will be reclassified to profit or loss when these debt instruments are disposed.

3)	Investments in equity instruments at FVTOCI
On initial recognition, the Company may irrevocably designate investments in equity investments that is not held for trading as at FVTOCI.
Investments in equity instruments at FVTOCI are subsequently measured at fair value with gains and losses arising from changes in fair value recognized in other comprehensive income and accumulated in other equity.
Dividends on these investments in equity instruments at FVTOCI are recognized in profit or loss when the Company’s right to receive the dividends is established, unless the Company’s rights clearly represent a recovery of part of the cost of the investment.
4)	Measured at amortized cost
Cash and cash equivalents, commercial paper, debt instrument investments, notes and accounts receivable (including related parties), other receivables, refundable deposits and temporary payments (including those classified under other current assets and other noncurrent assets) are measured at amortized cost.
Debt instruments with contractual terms specifying that cash flows are solely payments of principal and interest on the principal amount outstanding, together with objective of holding financial assets in order to collect contractual cash flows, are measured at amortized cost.
Subsequent to initial recognition, financial assets measured at amortized cost are measured at amortized cost, which equals to carrying amount determined by the effective interest method less any impairment loss.

b.	Impairment of financial assets
At the end of each reporting period, a loss allowance for expected credit loss is recognized for financial assets at amortized cost (including accounts receivable) and for investments in debt instruments that are measured at FVTOCI.
The loss allowance for accounts receivable is measured at an amount equal to lifetime expected credit losses. For financial assets at amortized cost and investments in debt instruments that are measured at FVTOCI, when the credit risk on the financial instrument has not increased significantly since initial recognition, a loss allowance is recognized at an amount equal to expected credit loss resulting from possible default events of a financial instrument within 12 months after the reporting date. If, on the other hand, there has been a significant increase in credit risk since initial recognition, a loss allowance is recognized at an amount equal to expected credit loss resulting from all possible default events over the expected life of a financial instrument.
The Company recognizes an impairment loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account, except for investments in debt instruments that are measured at FVTOCI, for which the loss allowance is recognized in other comprehensive income and does not reduce the carrying amount of the financial asset.

c.	Derecognition of financial assets
The Company derecognizes a financial asset only when the contractual rights to the cash flows from the financial asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the financial asset to another entity.
On derecognition of a financial asset at amortized cost in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss. On derecognition of an investment in a debt instrument at FVTOCI, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income is recognized in profit or loss. However, on derecognition of an investment in an equity instrument at FVTOCI, the cumulative gain or loss that had been recognized in other comprehensive income is transferred directly to retained earnings, without recycling through profit or loss.

Financial Liabilities and Equity Instruments
Financial Liabilities and Equity Instruments
Classification as debt or equity
Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.
Financial liabilities
Financial liabilities are subsequently measured either at amortized cost using effective interest method or at FVTPL.
Financial liabilities are classified as at fair value through profit or loss when the financial liability is either held for trading or is designated as at fair value through profit or loss.
Financial liabilities at fair value through profit or loss are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss.
Financial liabilities other than those held for trading purposes and designated as at FVTPL are subsequently measured at amortized cost at the end of each reporting period.
Derecognition of financial liabilities
The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Derivative Financial Instruments
Derivative Financial Instruments
Derivative financial instruments are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently remeasured to their fair value at the end of each reporting period. The resulting gain or loss is recognized in profit or loss immediately unless the derivative financial instrument is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.

Hedge Accounting
Hedge Accounting

a.	Fair value hedge
The Company designates certain hedging instruments, such as interest rate futures contracts, to partially hedge against the fair value change caused by interest rates fluctuation in the Company’s fixed income investments. Changes in the fair value of hedging instruments that are designated and qualify as fair value hedges are recognized in profit or loss immediately, together with any changes in the fair value of the hedged items that are attributable to the hedged risk.
b.	Cash flow hedge
The Company designates certain hedging instruments, such as forward contracts, to partially hedge its foreign exchange rate risks or interest rate risks associated with certain highly probable forecast transactions (capital expenditures or issuance of debts). The effective portion of changes in the fair value of hedging instruments is recognized in other comprehensive income. When forecast transactions actually take place, the accumulated gains or losses that were recognized in other comprehensive income are transferred from equity to the initial cost of the hedged items, or reclassified to finance costs of hedged items in the same period or periods during which the hedged expected future cash flows affect profit or loss. The gains or losses from hedging instruments relating to the ineffective portion are recognized immediately in profit or loss.
The Company prospectively discontinues hedge accounting only when the hedging relationship ceases to meet the qualifying criteria; for instance, when the hedging instrument expires or is sold, terminated or exercised.

Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value. Inventories are recorded at standard cost and adjusted to approximate weighted-average cost at the end of the reporting period. Net realizable value represents the estimated selling price of inventories less all estimated costs of completion and costs necessary to make the sale.

Investments Accounted for Using Equity Method
Investments Accounted for Using Equity Method
Investments accounted for using the equity method are investments in associates.
An associate is an entity over which the Company has significant influence and that is neither a subsidiary nor a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.
The operating results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting. Under the equity method, an investment in an associate is initially recognized in the consolidated statements of financial position at cost and adjusted thereafter to recognize the Company’s share of profit or loss and other comprehensive income of the associate as well as the distribution received. The Company also recognizes its share in the changes in the equities of associates.
Any excess of the cost of acquisition over the Company’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of an associate recognized at the date of acquisition is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Company’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities over the cost of acquisition, after reassessment, is recognized immediately in profit or loss.
When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount. Any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized to the extent that the recoverable amount of the investment subsequently increases.
When the Company subscribes to additional shares in an associate at a percentage different from its existing ownership percentage, the resulting carrying amount of the investment differs from the amount of the Company’s proportionate interest in the net assets of the associate. The Company records such a difference as an adjustment to investments with the corresponding amount charged or credited to capital surplus. If the Company’s ownership interest is reduced due to the additional subscription to the shares of associate by other investors, the proportionate amount of the gains or losses previously recognized in other comprehensive income in relation to that associate shall be reclassified to profit or loss on the same basis as would be required if the associate had directly disposed of the related assets or liabilities.
When a consolidated entity transacts with an associate, profits and losses resulting from the transactions with the associate are recognized in the Company’s consolidated financial statements only to the extent of interests in the associate that are not
owned by the Company.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment. Costs include any incremental costs that are directly attributable to the construction, acquisition of the item of property, plant and equipment or borrowing costs eligible for capitalization.
Property, plant and equipment in the course of construction for production, supply or administrative purposes are carried at cost, less any recognized impairment loss. Such assets are classified to the appropriate categories of property, plant and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other identical categories of property, plant and equipment, commences when the assets are available for their intended use.
Depreciation is recognized so as to write off the cost of the assets less their residual values over their useful lives, and it is computed using the straight-line method mainly over the following estimated useful lives: land improvements - 20 years; buildings (assets used by the Company and assets subject to operating leases) - 10 to 20 years; machinery and equipment (assets used by the Company and assets subject to operating leases) - 5 years; and office equipment - 5 years. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimates accounted for on a prospective basis. Land is not depreciated.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the assets. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Leases
Leases
For a contract that contains a lease component and non-lease component, the Company may elect to account for the lease and non-lease components as a single lease component.
The Company as lessor
Rental income from operating lease is recognized on a straight-line basis over the term of the lease.
The Company as lessee
Except for payments for low-value asset leases and short-term leases (leases of machinery and equipment and others) which are recognized as expenses on a straight-line basis, the Company recognizes right-of-use assets and lease liabilities for all leases at the commencement date of the lease.
Right-of-use assets are measured at cost. The cost of right-of-use assets comprises the initial measurement of lease liabilities adjusted for lease payments and initial direct costs made at or before the commencement date, plus an estimate of costs needed to restore the underlying assets. Subsequent measurement is calculated as cost less accumulated depreciation and accumulated impairment loss and adjusted for changes in lease liabilities as a result of lease term modifications or other related factors. Right-of-use assets are presented separately in the consolidated statements of financial position.
Right-of-use assets are depreciated using the straight-line method from the commencement dates to the earlier of the end of the useful lives of the right-of-use assets or the end of the lease terms. If the lease transfers ownership of the underlying assets to the Company by the end of the lease terms or if the cost of right-of-use assets reflects that the Company will exercise a purchase option, the Company depreciates the right-of-use assets from the commencement dates to the end of the useful lives of the underlying assets.
Lease liabilities are measured at the present value of the lease payments. Lease payments comprise fixed payments, variable lease payments which depend on an index or a rate and the exercise price of a purchase option if the Company is reasonably certain to exercise that option. The lease payments are discounted using the lessee’s incremental borrowing rates.
Subsequently, lease liabilities are measured at amortized cost using the effective interest method, with interest expense recognized over the lease terms. When there is a change in a lease term, a change in future lease payments resulting from a change in an index or a rate used to determine those payments, or a change in the assessment of an option to purchase an underlying asset, the Company remeasures the lease liabilities with a corresponding adjustment to the right-of-use assets. Lease liabilities are presented on a separate line in the consolidated statements of financial position.

Intangible Assets
Intangible Assets
Goodwill
Goodwill arising on an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.
Other intangible assets
Other separately acquired intangible assets with finite useful lives are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized using the straight-line method over the following estimated useful lives: Technology license fees - the estimated life of the technology or the term of the technology transfer contract; software and system design costs - 3 years or contract period; patent and others - the economic life or contract period. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

Impairment of Tangible Assets, Right-of-use Assets and Intangible Assets
Impairment of Tangible Assets, Right-of-use Assets and Intangible Assets
Goodwill
Goodwill is not amortized and instead is tested for impairment annually, or more frequently when there is an indication that the cash generating unit may be impaired. For the purpose of impairment testing, goodwill is allocated to each of the Company’s cash-generating units or groups of cash-generating units that are expected to benefit from the synergies of the combination. If the recoverable amount of a cash-generating unit is less than its carrying amount, the difference is allocated first to reduce the carrying amount of any goodwill allocated to such cash generating unit and then to the other assets of the cash generating unit pro rata based on the carrying amount of each asset in the cash generating unit. Any impairment loss for goodwill is recognized directly in profit or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods.
Tangible assets, right-of-use assets and other intangible assets
At the end of each reporting period, the Company reviews the carrying amounts of its tangible assets (property, plant and equipment), right-of-use assets and other intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. When it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.
Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.
When an impairment loss subsequently reverses, the carrying amount of the asset or a cash-generating unit is increased to the revised estimate of its recoverable amount, but the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue when performance obligations are satisfied. The performance obligations are satisfied when customers obtain control of the promised goods, which is generally when the goods are delivered to the customers’ specified locations.
Revenue from sale of goods is measured at the fair value of the consideration received or receivable. Revenue is reduced for estimated customer returns, rebates and other similar allowances. Estimated sales returns and other allowances is generally made and adjusted based on historical experience and the consideration of varying contractual terms to recognize refund liabilities, which is classified under accrued expenses and other current liabilities.
In principle, payment term granted to customers is due 30 days from the invoice date or 30 days from the end of the month of when the invoice is issued. Due to the short term nature of the receivables from sale of goods with the immaterial discounted effect, the Company measures them at the original invoice amounts without discounting.

Employee Benefits
Employee Benefits
Short-term employee benefits
Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for service rendered by employees.
Retirement benefits
For defined contribution retirement benefit plans, payments to the benefit plan are recognized as an expense when the employees have rendered service entitling them to the contribution. For defined benefit retirement benefit plans, the cost of providing benefit is recognized based on actuarial calculations.
Defined benefit costs (including service cost, net interest and remeasurement) under the defined benefit retirement benefit plans are determined using the Projected Unit Credit Method. Service cost (including current service cost), and net interest on the net defined benefit liability (asset) are recognized as employee benefits expense in the period they occur. Remeasurement, comprising actuarial gains and losses and the return on plan assets (excluding interest), is recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss.
Net defined benefit liability represents the actual deficit in the Company’s defined benefit plan.

Treasury Stock
Treasury Stock
Treasury stock represents the outstanding shares that the Company buys back from market, which is stated at cost and shown as a deduction in shareholders’ equity. When the Company retires treasury stock, the treasury stock account is reduced and the common stock as well as the capital surplus - additional paid-in capital are reversed on a pro rata basis. When the book value of the treasury stock exceeds the sum of the par value and additional paid-in capital, the difference is charged to capital surplus - treasury
stock transactions and to retained earnings for any remaining amount.

Share-based payment arrangements
Share-based payment arrangements

a.	Equity-settled share-based payment arrangements
Restricted shares for employees are expensed on a straight-line basis over the vesting period, based on the fair value at the grant date and the Company’s best estimate of the number expected to ultimately vest, with a corresponding increase in other equity—unearned employee benefits.
When restricted shares for employees are issued, other equity—unearned employee benefits is recognized on the grant date, with a corresponding increase in capital surplus—restricted shares for employees. Dividends paid to employees on restricted shares which do not need to be returned if employees resign in the vesting period are recognized as expenses upon the dividend declaration with a corresponding adjustment in retained earnings.
At the end of each reporting period, the Company revises its estimate of the number of restricted shares for employees that are expected to vest. The impact from such revision is recognized in profit or loss so that the cumulative expenses reflect the revised estimate, with a corresponding adjustment to capital surplus—restricted shares for employees.

b.	Cash-settled share-based payment arrangements
For cash-settled share-based payments, a liability is recognized for the services acquired, measured at the fair value of the liability incurred. At the end of each reporting period until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognized in profit or loss.

Taxation
Taxation
Income tax expense represents the sum of the tax currently payable and deferred tax.
Current tax
Income tax on unappropriated earnings (excluding earnings from foreign consolidated subsidiaries) is expensed in the year the earnings arise and adjusted to the extent that distributions are approved by the shareholders in the following year.
Adjustments of prior years’ tax liabilities are added to or deducted from the current year’s tax provision.
Deferred tax
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences, net operating loss carryforwards and tax credits for research and development expenses to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the deferred tax asset to be recovered. The deferred tax assets which originally not recognized is also reviewed at the end of each reporting period and recognized to the extent that it is probable that sufficient taxable profits will be available to allow all or part of the deferred tax asset to be recovered.
Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the year in which the liability is settled or the asset is realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Current and deferred tax for the year
Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively.

Government Grants
Government Grants
Government grants are not recognized until there is reasonable assurance that the Company will comply with the conditions attaching to them and that the grants will be received.
Government grants whose primary condition is that the Company should purchase, construct or otherwise acquire noncurrent assets (mainly including land use right and depreciable assets) are recognized as a deduction from the carrying amount of the related assets and recognized as a reduced depreciation or amortization charge in profit or loss over the contract period or useful lives of the related assets. Government grants that are receivables as compensation for expenses already incurred are deducted from incurred expenses in the period in which they become receivables.